Annual Fund Operating Expenses - Impax Global Infrastructure ETF - Impax Global Infrastructure ETF Shares	Jan. 06, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%

[1]	The investment advisory contract between Impax Funds Series Trust I (the “Trust”) and Impax Asset Management LLC (“IAM” or the “Adviser”) provides that the Adviser will pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses).
[2]	Estimated for the current fiscal year.